BMW Vehicle Owner Trust 2011-A

Accrued Interest Date:	11/25/13	Collection Period Ending:	11/30/13
Current Payment Date:	12/26/13	Period:	27

Balances
	Initial	Beginning of Period	End of Period

Pool Balance	$1,334,182,794.14	$323,391,352.29	$300,663,551.36

Yield Supplement Overcollateralization	$48,835,748.76	$6,237,573.20	$5,616,449.94

Adjusted Pool Balance	$1,285,347,045.38	$317,153,779.09	$295,047,101.42

Reserve Account	$3,213,367.62	$3,213,367.62	$3,213,367.62

Overcollateralization	$35,347,045.38	$44,987,146.59	$44,987,146.59

Notes

Class A-1 Notes	$314,300,000.00	-	-

Class A-2 Notes	$392,000,000.00	-	-

Class A-3 Notes	$442,000,000.00	$170,466,632.50	$148,359,954.83

Class A-4 Notes	$101,700,000.00	$101,700,000.00	$101,700,000.00

	$1,250,000,000.00	$272,166,632.50	$250,059,954.83

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables	$847,711.23
Servicer Advances	63,144.62

Servicer Advance Reimbursement	49,281.61

Administrative Purchase Payment	0.00

Warranty Purchase Payment	70.75

Recoveries	4,791.83

Investment Earnings on Trust Accounts

Interest from Reserve Account	57.80

Interest from Collection Account	0.00

Total Available Interest	$866,494.62
Available Principal:

Principal Collection on Receivables

Receipts of Scheduled Principal	$16,038,732.94

Receipts of Pre-Paid Principal	6,392,722.40

Liquidation Proceeds	143,844.09

Administrative Purchase Payment

Warranty Purchase Payment	36,845.05

Total Available Principal	$22,612,144.48

Advances from the Reserve Account	$0.00

Release from the Reserve Fund Account	$0.00

Total Available Funds	$23,478,639.10

Distributions:

Servicing Fees	$269,492.79

Non-recoverable Servicer Advance Reimbursement	13,125.96

Noteholder's Accrued and Unpaid Interest	195,254.70

Priority Principal Distribution to Noteholder's	0.00

Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00

Regular Principal Distributable Amount to Noteholders	22,106,677.67

Owner Trustee and Indenture Trustee Fees	0.00

Certificate Distribution Account (any remaining payments)	894,087.98

Total Distributions	$23,478,639.10

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$323,391,352.29

Monthly Principal Received

Regular Principal Received	$16,038,732.94

Prepaid Principal Received	6,392,722.40

Liquidation Proceeds	143,844.09

Principal Balance Allocable to Gross Charge-offs	115,656.45

Principal Portion of Repurchased Receivables	36,845.05

Total Monthly Principal Amounts	$22,727,800.93

Ending Receivable Principal Balance	$300,663,551.36

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			0.30558%	$0.00	0.00
Class A-2 Notes			0.63000%	$0.00	0.00
Class A-3 Notes			0.76000%	$107,962.20	0.24
Class A-4 Notes			1.03000%	$87,292.50	0.86
				$195,254.70

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	-	-	0.00	0.00
Class A-2 Notes	-	-	-	0.00	0.00
Class A-3 Notes	$170,466,632.50	$22,106,677.67	$148,359,954.83	50.02	0.34
Class A-4 Notes	$101,700,000.00	-	$101,700,000.00	0.00	1.00
	$272,166,632.50	$22,106,677.67	$250,059,954.83

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Previous Distribution Date Required Amount	6,237,573.20
Beginning Period Amount	6,237,573.20
Current Distribution Date Required Amount	5,616,449.94
Current Period Release	621,123.26
Ending Period Amount	5,616,449.94

Reserve Account

Beginning Period Required Amount	$3,213,367.62
Beginning Period Amount	3,213,367.62
Net Investment Earnings	57.80
Current Period Deposit Amount Due	0.00

Reserve Fund Draw Amount	0.00
Ending Period Required Amount	3,213,367.62
Release to Depositor	57.80
Ending Period Amount	$3,213,367.62

Overcollateralization

Beginning Period Overcollateralization Amount	$44,987,146.59

Target Overcollateralization Amount	$44,987,146.59

Ending Period Over Collateralization Amount	$44,987,146.59

Current Period Release	$0.00

Receivables Data

	Beginning Period	Ending Period
Number of Receivables	26,744	25,790
Weighted Average Remaining Term	24.50	23.74
Weighted Average Annual Percentage Rate	3.26%	3.27%

Delinquencies
	Dollar Amount	Percentage
30-59 Days	$2,699,041.89	0.90%
60-89 Days	708,323.79	0.24%
90-119 Days	169,741.75	0.06%
120+ Days	565,815.25	0.19%

Total 30+ Days Past Due	$4,142,922.68	1.38%

Write-offs
Gross Principal Write-offs for Current Period		$115,656.45
Recoveries for Current Period		4,791.83
Net Write-Offs for Current Period		110,864.62
Cumulative Net Realized Losses		$2,074,904.94

Repossessions	Dollar Amount	Units
Beginning Period Repossessed Receivables Balance	498,695.85	18
Ending Period Repossessed Receivables Balance	435,000.44	16

Principal Balance of 90+ Day Repossessed Vehicles	40,749.43	2